Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000032269
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Mid Cap Growth Fund
Accumulated Value	$ 10,000		$ 11,874	$ 12,992	$ 14,520	$ 15,791	$ 21,948	$ 16,526	$ 20,162	$ 23,264	$ 25,990	$ 31,019
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,672
Russell Midcap® Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,705	$ 13,873	$ 15,806	$ 17,689	$ 25,432	$ 17,911	$ 22,054	$ 25,373	$ 32,095	$ 34,075